Series A Notes, Net Of Current Maturities (Schedule Of Future Principal Payments For The Series A Notes) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
2017 - current maturities	$ 137,905
Series A
Debt Instrument [Line Items]
2017 - current maturities	$ 55,533